CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance, shares at Dec. 31, 2013	0	38,018,748
Beginning balance, amount at Dec. 31, 2013	$ 0	$ 38,019	$ 213,876	$ (4,722,736)	$ (4,470,841)
Stock issued to non-employees for services, shares		50,000
Stock issued to non-employees for services, amount		$ 50	12,450		12,500
Stock returned for repayment of advances, shares		(695,736)
Stock returned for repayment of advances, value		$ (696)	(26,855)		(27,551)
Stock issued for extinguishment of debt, shares		390,398
Stock issued for extinguishment of debt, amount		$ 390	235,569		235,959
Net liabilities assumed in acquisition					0
Net Income (loss)				190,620	190,620
Ending balance, shares at Dec. 31, 2014	0	37,763,410
Ending balance, amount at Dec. 31, 2014	$ 0	$ 37,763	435,040	(4,532,116)	(4,059,313)
Sale of common stock, shares		6,000,000
Sale of common stock, amount		$ 6,000	2,994,000		3,000,000
Stock issued to non-employees for services, shares		250,000
Stock issued to non-employees for services, amount		$ 250	64,750		65,000
Stock issued for extinguishment of debt, shares		25,000
Stock issued for extinguishment of debt, amount		$ 25	47,075		47,100
Stock issued for conversion of debt, shares		123,268
Stock issued for conversion of debt, amount		$ 123	58,156		58,279
Stock issued in connection with Stock Purchase Agreement, shares		3,371,351
Stock issued in connection with Stock Purchase Agreement, amount		$ 3,372	396,628		400,000
Forgiven accrued compensation by officer and employee			1,673,774		1,673,774
Capital contributions			355,425		355,425
Net liabilities assumed in acquisition			(17,247)		(17,247)
Net Income (loss)				(910,786)	(910,786)
Ending balance, shares at Dec. 31, 2015	0	47,533,029
Ending balance, amount at Dec. 31, 2015	$ 0	$ 47,533	$ 6,007,601	$ (542,902)	612,232
Net Income (loss)					(1,256,020)
Ending balance, amount at Mar. 31, 2016					$ (369,889)